SELLING, GENERAL AND ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE COSTS
SELLING, GENERAL AND ADMINISTRATIVE COSTS
General and administrative costs in 2017, 2016 and 2015 amounted to €155,581 thousand, €148,812 thousand and €174,451 thousand, respectively, and mainly consist of administration expenses and other general expenses that are not directly attributable to sales, manufacturing or research and development functions.
In 2015, general and administrative costs include €15,789 thousand in costs related to the initial public offering process and €19,106 thousand related to the one off extra bonus paid to employees for the initial public offering.
Selling costs in 2017, 2016 and 2015 amounted to €173,484 thousand, €146,430 thousand and €164,175 thousand, respectively, and mainly consist of costs for marketing and events, sales personnel, and retail stores. Marketing and events expenses consist primarily of costs in connection with trade and auto shows, media and client events for the launch of new models as well as sponsorship and indirect marketing costs incurred through the Formula 1 racing team, Scuderia Ferrari.